Change in Plan Assets (Detail) - Foreign Plan - Pension Plan - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
United Kingdom
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	$ 24,876	$ 23,367
Expected return on plan assets	586	646	$ 661
Actual return on plan assets	979	5,861
Employer contributions	4,008	108
Plan participants' contributions	22	22
Benefits paid	(68)	(104)
Foreign currency exchange rate changes	2,606	(4,378)
Fair value of plan assets at end of year	32,423	24,876	23,367
Switzerland
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	6,006	5,350
Expected return on plan assets	47	48
Actual return on plan assets	(296)	1,233
Scheme contributions	157	195
Plan participants' contributions	120	150
Transferred (benefits paid)/balances	(76)	53
Settlement	(1,019)	(909)
Foreign currency exchange rate changes	263	(114)
Fair value of plan assets at end of year	$ 5,202	$ 6,006	$ 5,350